Income Taxes (Details) - Schedule of Income Tax Benefit (Expense) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax Benefit (Expense) [Abstract]
Current income tax expense	$ 63,692	$ (31,520)	$ (88,647)
Deferred income tax expense
Total income tax expense	$ 63,692	$ (31,520)	$ (88,647)